Depreciation is calculated on a straight-line basis over the estimated useful life of the assets after taking into account their respective estimated residual value. The estimated useful life of the assets is as follows: (Details)
12 Months Ended
Jun. 30, 2021
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of tangible assets	10 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of tangible assets	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of tangible assets	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of tangible assets	10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of tangible assets	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of tangible assets	5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of tangible assets	5 years